Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Financial Instruments
Schedule of trading derivative and used as hedge

	2025	2024
Assets
Swap Differential Receivables	11,595,591	16,710,659
Premiums on Unexercised Options	6,312,487	4,960,933
Forward Contracts and Others	47,899,620	18,534,707
Total	65,807,698	40,206,299

Liabilities
Swap Differential Payables	11,893,221	16,746,167
Premiums on Issued Options	5,970,844	4,455,074
Forward Contracts and Others	42,147,926	18,209,033
Total	60,011,991	39,410,274

Schedule of category

Breakdown by Category

Trading	2025			2024

	Notional Value (1)	Curve Value	Fair Value	Notional Value(1)	Curve Value	Fair Value
Swap	1,091,352,145	(2,221,515)	(297,630)	858,277,413	(5,247,457)	(35,508)
Assets	544,480,673	9,298,735	11,595,591	421,892,846	11,989,199	16,710,659
Interest Rate	424,253,131	6,039,353	6,846,017	212,769,602	8,288,494	9,155,516
Foreign Currency	118,489,312	3,257,875	4,746,233	207,863,441	3,593,516	7,449,012
Other	1,738,230	1,507	3,341	1,259,803	107,189	106,131
Liabilities	546,871,472	(11,520,250)	(11,893,221)	436,384,567	(17,236,656)	(16,746,167)
Interest Rates	510,279,375	(10,369,508)	(10,349,447)	300,101,297	(13,645,096)	(13,848,265)
Foreign Currency	35,498,945	(1,150,742)	(1,353,372)	133,470,413	(3,588,425)	(2,726,684)
Others	1,093,152	-	(190,402)	2,812,857	(3,135)	(171,218)
Options	724,241,728	(2,364,529)	341,643	538,580,487	(1,728,092)	505,859
Purchase Commitments	300,697,253	4,436,345	6,312,487	248,136,848	2,889,580	4,960,933
Foreign Currency Call Options	20,042,978	2,152,833	2,066,252	17,652,929	1,170,432	2,035,002
Foreign Currency Put Options	15,954,554	855,034	900,935	10,969,754	449,432	297,814
Other Call Options	12,400,038	887,741	3,216,466	25,078,274	769,593	2,530,004
Interbank Market	5,677,984	555,307	2,287,818	4,228,408	420,720	1,456,616
Others (2)	6,722,054	332,434	928,648	20,849,866	348,873	1,073,388
Put Option - Other	252,299,683	540,737	128,834	194,435,891	500,123	98,113
Interbank Market	204,462	113,366	74,030	553,161	111,802	80,262
Other (2)	252,095,221	427,371	54,804	193,882,730	388,321	17,851
Sale Commitments	423,544,475	(6,800,874)	(5,970,844)	290,443,639	(4,617,672)	(4,455,074)
Foreign Currency Call Options	11,780,868	(629,651)	(430,424)	10,516,526	(597,168)	(786,706)
Foreign Currency Put Options	12,130,582	(637,961)	(681,040)	11,046,513	(555,932)	(275,212)
Other Call Options	90,098,059	(4,452,630)	(3,443,887)	57,500,051	(2,868,865)	(3,203,477)
Interbank Market	25,152,891	(2,505,829)	(1,845,726)	21,145,788	(2,104,995)	(1,578,796)
Other (2)	64,945,168	(1,946,801)	(1,598,161)	36,354,263	(763,870)	(1,624,681)
Other Put Options	309,534,966	(1,080,632)	(1,415,493)	211,380,549	(595,707)	(189,679)
Interbank Market	2,860,119	(239,648)	(507,171)	1,395,691	(155,776)	(29,908)
Other (2)	306,674,847	(840,984)	(908,322)	209,984,858	(439,931)	(159,771)
Futures Contracts	567,709,896	-	-	785,337,224	-	-
Long Position	283,663,279	-	-	396,239,839	-	-
Exchange Coupon (DDI)	95,881,997	-	-	143,814,584	-	-
Interest Rates (DI1 and DIA)	160,220,757	-	-	135,768,788	-	-
Foreign Currency	21,182,934	-	-	106,481,787	-	-
Indexes (3)	3,206,380	-	-	7,717,797	-	-
Treasury Bonds/Notes	3,171,211	-	-	2,456,883	-	-

Short Position	284,046,617	-	-	389,097,385	-	-
Exchange Coupon (DDI)	95,902,371	-	-	143,814,584	-	-
Interest Rate (DI1 and DIA)	160,220,757	-	-	138,131,331	-	-
Foreign Currency	21,545,898	-	-	96,976,790	-	-
Index (3)	3,206,380	-	-	7,717,797	-	-
Treasury Bonds/Notes	3,171,211	-	-	2,456,883	-	-
Forward Contracts and Others	480,123,205	(37,395,965)	5,751,694	443,722,256	6,675,015	325,674
Purchase Commitments	221,363,620	5,957,072	47,899,620	226,379,907	13,065,871	18,534,707
Currencies	154,265,360	5,618,233	8,490,694	176,481,430	4,649,383	2,617,536
Other	67,098,260	338,839	39,408,926	49,898,477	8,416,488	15,917,171
Sale Commitments	258,759,585	(43,353,037)	(42,147,926)	217,342,349	(6,390,856)	(18,209,033)
Currencies	191,491,609	(42,844,482)	(2,513,427)	177,766,056	(5,934,009)	(6,151,264)
Other	67,267,976	(508,555)	(39,634,499)	39,576,293	(456,847)	(12,057,769)

(1) Adjusted nominal value of the contracts minal value of updated contracts.

(2) Includes index options, primarily options related to U.S. Treasury, stocks, and stock indices.

(3) Includes Bovespa and S&P indices.

Schedule of derivatives financial instrument by counterparty

Notional				2025
		Related	Financial
	Customers	Parties	Institutions (1)	Total
Swap	482,221,063	543,012,725	66,118,357	1,091,352,145
Options	112,446,529	10,162,546	601,632,653	724,241,728
Futures Contracts	6,586,544	308,134	560,815,218	567,709,896
Forward Contracts and Others	101,871,220	280,719,313	97,532,672	480,123,205

(1) Includes transactions that have as counterparty B3 S.A. - Brasil, Bolsa, Balcão (B3) and other stock and commodities exchanges.

Notional				2024
		Related	Financial
	Customers	Parties	Institutions (1)	Total
Swap	248,822,684	408,569,543	200,885,186	858,277,413
Options	72,193,642	7,707,652	458,679,193	538,580,487
Futures Contracts	13,890,950	3,628,688	767,817,586	785,337,224
Forward Contracts and Others	180,609,297	193,284,055	69,828,904	443,722,256

(1) Includes transactions that have as counterparty B3 S.A. - Brasil, Bolsa, Balcão (B3) and other stock and commodities exchanges.

Schedule of derivatives financial instrument by maturity

Notional				2025
	Up to	From 3 to	Over
	3 Months	12 Months	12 Months	Total
Swap	215,444,602	122,788,587	753,118,956	1,091,352,145
Options	235,359,167	389,872,228	99,010,333	724,241,728
Futures Contracts	158,211,486	157,998,367	251,500,043	567,709,896
Forward Contracts and Others	270,558,427	118,706,257	90,858,521	480,123,205

Notional				2024
	Up to	From 3 to	Over
	3 Months	12 Months	12 Months	Total
Swap	118,831,333	142,493,857	596,952,223	858,277,413
Options	80,264,346	375,497,526	82,818,615	538,580,487
Futures Contracts	415,684,910	197,209,979	172,442,335	785,337,224
Forward Contracts and Others	273,869,288	104,483,252	65,369,716	443,722,256

Schedule of derivatives by market trading

Notional	Stock Exchanges (1)	Over-the-Counter Market	2025
			Total
Swap	71,829,722	1,019,522,423	1,091,352,145
Options	539,875,480	184,366,248	724,241,728
Futures Contracts	567,339,980	369,916	567,709,896
Forward Contracts and Others	20,496,769	459,626,436	480,123,205

(1) Includes transactions that have as counterparty B3 S.A. - Brasil, Bolsa, Balcão (B3) and other stock and commodities exchanges.

Notional	Stock Exchanges (1)	Over-the-Counter Market	2024
			Total
Swap	167,924,413	690,353,000	858,277,413
Options	415,336,707	123,243,780	538,580,487
Futures Contracts	781,708,536	3,628,688	785,337,224
Forward Contracts and Others	55,754,746	387,967,510	443,722,256

(1) Includes transactions that have as counterparty B3 S.A. - Brasil, Bolsa, Balcão (B3) and other stock and commodities exchanges.

Schedule of shareholders' equity

		2025		2024
	Nominal Value	Nominal Value	Nominal Value	Nominal Value
	Retained Risk	Transferred Risk -	Retained Risk	Transferred Risk -
	Total Return Swap Rate	Credit Swap	Total Return Swap Rate	Credit Swap
Credit Swaps	-	7,950,397	4,421,208	16,153,307
Total	-	7,950,397	4,421,208	16,153,307

Schedule of hedge instrument

						12/31/2025
						Hedged
			Hedge Instruments			Items
	Curve		Accounting	Curve		Accounting
Strategies	Value	Fair value	Value	Value	Fair value	Value
Swap Contracts	107,845	1,664,551	1,772,396	108,402	1,664,551	1,772,953
Loan Operations Hedge	42,513	1,166,421	1,208,934	39,902	1,166,421	1,206,323
Securities Hedge	65,332	498,130	563,462	68,500	498,130	566,630
Futures Contracts	588,237	58,383,294	58,971,531	516,518	61,963,365	62,479,883
Loan Operations Hedge	196,301	1,384,510	1,580,811	169,359	1,565,217	1,734,576
Securities Hedge	88,352	52,602,490	52,690,842	70,784	55,116,924	55,187,708
Funding Hedge	303,584	4,396,294	4,699,878	276,375	5,281,224	5,557,599

						12/31/2024
						Hedged
			Hedge Instruments			Items
	Curve		Accounting	Curve		Accounting
Strategies	Value	Fair value	Value	Value	Fair value	Value
Swap Contracts	30,481	222,625	253,106	10,979	200,658	211,637
Loan Operations Hedge	30,481	222,625	253,106	10,979	200,658	211,637
Future Contracts	160,951	43,416,076	43,577,027	(222,149)	38,332,070	38,109,921
Loan Operations Hedge	156,408	13,238,024	13,394,432	(54,560)	10,017,522	9,962,962
Securities Hedge	(142,206)	25,344,183	25,201,977	213,204	22,504,539	22,717,743
Funding Hedge	146,749	4,833,869	4,980,618	(380,793)	5,810,009	5,429,216
(*)	The Bank employs market risk hedging strategies, the targets of which are assets in its portfolio, which is why we present the liabilities side of the respective instruments. For structures that have futures as instruments, we provide the balance of the daily adjustment calculated, recorded in the off-balance sheet account.

Schedule of cash flow hedge

	2025		2024
Hedge Structure	Effective Portion Accumulated	Portion Ineffective	Effective Portion Accumulated	Portion Ineffective
Cash Flow Hedge
CDB	(367,808)	-	511,175	-
Total	(367,808)	-	511,175	-

Schedule of hedge instrument and hedge object

					12/31/2025
					Hedge Instruments	Hedge Object
	Curve		Adjustment to	Curve		Accounting
Strategies	Value	Fair value	Fair value	Value	Fair value	Value
Future Contracts	(626,619)	77,325,400	76,698,781	(566,771)	76,258,560	75,691,789
Hedge of Securities	(250,800)	7,115,000	6,864,200	(244,504)	6,048,160	5,803,656
Funding Hedge	(375,819)	70,210,400	69,834,581	(322,267)	70,210,400	69,888,133

					12/31/2024
					Hedge Instruments	Hedge Object
	Curve	Accounting	Adjustment to	Curve	Market	Accounting
Strategies	Value	Value - liability	Fair value	Value	Value	Value
Future Contracts	(5,610)	79,915,645	79,910,035	(177,822)	77,474,456	77,296,634
Credit Operations Hedge	(73,277)	1,639,466	1,566,189	8,011	730,322	738,333
Hedge of Securities	(40,187)	35,717,857	35,677,670	56,491	27,556,993	27,613,484
Funding Hedge	107,854	42,558,322	42,666,176	(242,324)	49,187,141	48,944,817

Schedule of composed federal public securities

Reference Value	2025	2024
Financial Treasury Bills - LFT	18,735,636	23,592,560
National Treasury Bills - LTN	15,971,113	6,891,750
National Treasury Notes - NTN	7,063,913	4,775,236
Total	41,770,662	35,259,546